Incorporated herein by reference is a supplement to the prospectus of Massachusetts Investors Growth Stock Fund, a stand-alone Trust (File No. 2-14677), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000358).